Expense Example (dei_DocumentInformationDocumentAxis, (Lifestyle Aggressive PS Series), USD $)	0 Months Ended
Oct. 02, 2013
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	217
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	281
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 202